UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.7%
	Consumer Discretionary - 13.9%
2,076	Amazon.com, Inc. (a)	$1,556,730
5,749	CBS Corporation	365,751
2,593	Charter Communications, Inc. (a)	746,577
10,282	Comcast Corporation	709,972
10,369	General Motors Company	361,256
7,305	Newell Brands, Inc.	326,168
5,096	Ross Stores, Inc.	334,298
		4,400,752
	Consumer Staples - 10.2%
9,250	ConAgra Foods, Inc.	365,837
4,496	Constellation Brands, Inc.	689,282
25,103	Darling Ingredients, Inc. (a)	324,080
3,476	PepsiCo, Inc.	363,694
3,865	Philip Morris International, Inc.	353,609
4,195	Procter & Gamble Company	352,715
6,094	Tyson Foods, Inc.	375,878
15,061	US Foods Holding Corporation (a)	413,876
		3,238,971
	Energy - 1.2%
2,032	Pioneer Natural Resources	365,902
	Financials - 2.3%
2,238	Berkshire Hathaway, Inc. (a)	364,749
2,341	Credicorp, Ltd.	369,550
		734,299
	Health Care - 22.0%
3,112	ABIOMED, Inc. (a)	350,660
84,625	Achillion Pharmaceuticals, Inc. (a)	349,501
2,399	Amgen, Inc.	350,758
7,465	Baxter International, Inc.	330,998
1,146	Biogen, Inc. (a)	324,983
17,932	BioTelemetry, Inc. (a)	400,780
5,780	DENTSPLY SIRONA, Inc.	333,679
10,454	Eli Lilly & Company	768,892
2,988	GW Pharmaceuticals plc - ADR (a)	333,909
1,678	Humana, Inc.	342,362
3,085	Johnson & Johnson	355,423
2,482	McKesson Corporation	348,597
3,984	Perrigo Company plc	331,588
22,270	Pfizer, Inc.	723,330
5,243	Seattle Genetics, Inc. (a)	276,673
1,994	Shire plc - ADR	339,738
4,374	St. Jude Medical, Inc.	350,751
3,415	Zimmer Biomet Holdings, Inc.	352,428
		6,965,050
	Industrials - 9.0%
2,023	3M Company	361,247
18,578	BMC Stock Holdings, Inc. (a)	362,271
9,701	Dycom Industries, Inc. (a)	778,893
2,018	General Dynamics Corporation	348,428
17,442	IES Holdings, Inc. (a)	334,015
5,621	Jacobs Engineering Group, Inc. (a)	320,397
1,349	TransDigm Group, Inc.	335,847
		2,841,098
	Information Technology - 27.2%
32,967	Agilysys, Inc. (a)	341,538
3,712	Alibaba Group Holding, Ltd. - ADR (a)	325,951
1,341	Alphabet, Inc. (a)	1,062,675
9,445	Apple, Inc.	1,093,920
5,923	CDK Global, Inc.	353,544
6,123	Cognizant Technology Solutions Corporation (a)	343,072
5,850	Facebook, Inc. (a)	673,042
3,296	LogMeIn, Inc.+	318,229
17,318	Microsoft Corporation	1,076,141
1,516	NetEase, Inc. - ADR	326,455
17,578	PayPal Holdings, Inc. (a)	693,804
4,683	Texas Instruments, Inc.	341,719
2,280	Tyler Technologies, Inc. (a)	325,516
4,474	Visa, Inc.	349,061
16,402	Western Union Company	356,251
16,879	Yahoo!, Inc. (a)	652,711
		8,633,629

	Manufacturing - 1.1%
1,998	Broadcom, Ltd.	353,186
	Materials - 4.2%
7,607	Sealed Air Corporation	344,901
13,463	Teck Resources, Ltd.	269,664
12,195	Trinseo SA	723,164
		1,337,729
	Real Estate - 6.6%
3,283	American Tower Corporation#	346,948
5,022	EPR Properties#	360,429
7,748	Simon Property Group, Inc.#	1,376,587
		2,083,964
	Telecommunication Services - 1.0%
10,086	Zayo Group Holdings, Inc. (a)	331,426
	Utilities - 1.0%
9,528	Pampa Energia SA - ADR (a)	331,670
	TOTAL COMMON STOCKS (Cost $31,262,988)	31,617,676

	SHORT-TERM INVESTMENTS - 1.4%
125,542	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.43%*	125,542
328,577	First American Prime Obligation Fund, Class Z, 0.42%*^	328,577
	TOTAL SHORT-TERM INVESTMENTS (Cost $454,119)	454,119
	TOTAL INVESTMENTS (Cost $31,717,107) - 101.1%	32,071,795
	Liabilities in Excess of Other Assets - (1.1)%	(356,937)
	TOTAL NET ASSETS - 100.0%	$31,714,858

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of December 31, 2016.
#	Real Estate Investment Trust (“REIT”)
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $318,036.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $328,577 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes as of December 31, 2016 was as follows+:

Cost of investments	$31,717,107
Gross unrealized appreciation	1,460,349
Gross unrealized depreciation	(1,105,661)
Net unrealized appreciation	$354,688

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

AlphaClone International ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 98.4%
	Belgium - 4.1%
1,109	Anheuser-Busch Inbev SA - ADR	$116,933
	Brazil - 2.5%
3,775	Petroleo Brasileiro SA - ADR (a)	38,165
4,361	Vale SA - ADR	33,231
		71,396
	China - 25.2%
1,523	Alibaba Group Holding, Ltd. - ADR (a)	133,735
858	Baidu, Inc. - ADR (a)	141,064
3,202	Ctrip.com International, Ltd. - ADR (a)	128,080
5,543	JD.com, Inc. - ADR (a)	141,014
2,032	Melco Crown Entertainment, Ltd. - ADR	32,309
337	NetEase, Inc. - ADR	72,569
779	New Oriental Education & Technology Group, Inc. - ADR (a)	32,796
3,377	Vipshop Holdings, Ltd. - ADR (a)	37,181
		718,748
	Denmark - 3.0%
2,413	Novo Nordisk AS - ADR	86,530
	France - 5.7%
2,970	Sanofi - ADR	120,107
846	TOTAL SA - ADR	43,121
		163,228
	India - 5.4%
1,874	HDFC Bank, Ltd. - ADR	113,714
5,300	ICICI Bank, Ltd. - ADR	39,697
		153,411
	Ireland - 9.0%
1,410	Ryanair Holdings plc - ADR (a)	117,397
819	Shire plc - ADR	139,541
		256,938
	Israel - 4.8%
3,791	Teva Pharmaceutical Industries, Ltd. - ADR	137,424
	Mexico - 6.9%
490	Fomento Economico Mexicano SAB de CV - ADR	37,343
5,577	Grupo Financiero Santander Mexico SAB de CV - ADR	40,099
5,661	Grupo Televisa SAB - ADR	118,258
		195,700
	Netherlands - 8.5%
752	ASML Holding NV - ADR	84,374
2,912	Royal Dutch Shell plc - ADR	158,355
		242,729
	Spain - 1.4%
2,518	Grifols SA - ADR	40,464
	Switzerland - 4.3%
570	Novartis AG - ADR	41,519
1,031	Syngenta AG - ADR	81,500
		123,019
	Taiwan, Province of China - 4.9%
4,859	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	139,696
	United Kingdom - 12.7%
2,318	BP plc - ADR	86,647
2,050	GlaxoSmithKline plc - ADR	78,945
674	National Grid plc - ADR	39,314
998	Unilever plc - ADR	40,619
4,809	Vodafone Group plc - ADR	117,484
		363,009
	TOTAL COMMON STOCKS (Cost $3,008,513)	2,809,225

	PREFERRED STOCKS - 1.4%
	Brazil - 1.4%
3,756	Itau Unibanco Holding SA - ADR	38,611
	TOTAL PREFERRED STOCKS (Cost $37,526)	38,611

	SHORT-TERM INVESTMENTS - 0.9%
25,722	Invesco Short-Term Investment Trust - Treasury Portfolio, Institutional Class, 0.38% *	25,722
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,722)	25,722
	TOTAL INVESTMENTS (Cost $3,071,761) - 100.7%	2,873,558
	Liabilities in Excess of Other Assets - (0.7)%	(19,452)
	TOTAL NET ASSETS - 100.0%	$2,854,106

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes as of December 31, 2016 was as follows+:

Cost of investments	$3,071,761
Gross unrealized appreciation	85,010
Gross unrealized depreciation	(283,213)
Net unrealized depreciation	$(198,203)

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at December 31, 2016 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2016:

AlphaClone Alternative Alpha ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$31,617,676	$-	$-	$31,617,676
Short-Term Investments	454,119	-	-	454,119
Total Investments in Securities	$32,071,795	$-	$-	$32,071,795

^ See Schedule of Investments for breakouts of investments by sector classification.

AlphaClone International ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,809,225	$-	$-	$2,809,225
Preferred Stocks	38,611	-	-	38,611
Short-Term Investments	25,722	-	-	25,722
Total Investments in Securities	$2,873,558	$-	$-	$2,873,558

^ See Schedule of Investments for country breakout.

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2016, the Funds recognized no transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President(principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By  (Signature and Title)  /s/Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date   02/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  (Signature and Title)*  /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date   02/24/2017

By  (Signature and Title)*  /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date   02/24/2017

* Print the name and title of each signing officer under his or her signature.